LEASE LIABILITIES	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
LEASE LIABILITIES

13. LEASE LIABILITIES

The Company leases certain assets under lease agreements. The lease liabilities consist of leases of facilities and vehicles with terms ranging from one to five years. The leases are calculated using incremental borrowing rates ranging from 7.5% to 13.25%. Extension options are included in a majority of the leases with options that are only exercisable by the Company and not the other party.

As at	Total
Balance at December 31, 2021	$489,123
Interest expense	39,795
Lease payments	(150,275)
Balance at December 31, 2022	378,643
Additions	734,903
Interest expense	73,490
Lease payments	(306,579)
Foreign exchange translation	9,547
Balance at September 30, 2023	$890,004

Which consists of:

	September 30, 2023	December 31, 2022
Current lease liability	$366,051	$133,962
Non-current lease liability	523,953	244,681
Ending balance	$890,004	$378,643

Maturity analysis	Total
Less than one year	$442,153
One to three years	427,317
Four to five years	178,161
Total undiscounted lease liabilities	1,047,631
Amount representing interest	(157,627)
$890,004

Draganfly Inc.

Notes to the Condensed Consolidated Interim Financial Statements

For the Three and Nine Months Ended September 30, 2023

Expressed in Canadian Dollars (unaudited)